Nature of Operations and Summary of Significant Accounting Policies: Machinery, Equipment and Furniture (Policies)	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Machinery, Equipment and Furniture

Machinery, Equipment and Furniture

Furniture, office equipment, machinery and equipment are stated at cost.  Depreciation is calculated on the straight-line method over the estimated useful lives of 3 years of the assets.

Furniture and Office Equipment

Furniture, office equipment, machinery and equipment are stated at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of 3 years of the assets.